Shareholder Report, Holdings (Details) - C000247983	Sep. 30, 2024
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.10%
11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
532457108 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Communications
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Technology
Holdings [Line Items]
Percent of Net Asset Value	38.40%